CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 15,423	$ 33,029
Restricted cash	37,094	35,833
Loans receivable, net of allowance for loan losses US$554 thousand and US$2955 thousand as of December 31, 2018 and 2019, respectively	495	8,427
Contract assets, net	1	1,373
Receivables, prepayments and other assets	12,747	11,898
Property equipment and software, net	3,216	5,576
Operating lease right-of-use assets	187
Total assets	69,163	96,136
Liabilities:
Accrued liabilities	57,952	90,667
Income tax payable	5,944	2,801
Contract liabilities		708
Deferred revenue		1,043
Operating lease liabilities	194
Total liabilities	64,090	95,219
Commitments and contingencies (Note 15)
Shareholders’(deficit) /equity
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 65,759,210 and 113,456,157 shares issued and outstanding as of December 31, 2018 and 2019, respectively	11	6
Additional paid-in capital	296,414	283,888
Accumulated other comprehensive income	1,727	201
Accumulated deficit	(293,079)	(283,178)
Total shareholders’(deficit) equity	5,073	917
Total liabilities and shareholders’ (deficit)/equity	$ 69,163	$ 96,136